<SEQUENCE>1
<FILENAME>compliance13f_09302012.txt

<PERIOD>	9/30/2012
</FILER>
<SROS>	None
<DOCUMENT-COUNT>                 1

<SUBMISSION-CONTACT>
Christopher E. Gildea
302-478-4300
</SUBMISSION-CONTACT>

                               Form 13F Holdings Report
                                    UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C.  20549
				      FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2012

Check here if Amendment 		[   ];  Amendment Number :

This Amendment (Check Only one.): 	[   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report

Name:    	Merit Investment Management
Address: 	1 Righter Parkway; Suite 120
Wilmington, 	DE	19803

13F File Number :

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager :

Name: 	Christopher E. Gildea
Title: 	Managing Member
Phone:	302-478-4300

Signature,Place, and Date Of Signing:

Christopher E. Gildea, Wilmington DE, November 13, 2012

Report Type (Check only one.):

[X ]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

	        FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	29

Form 13F Information Table Value Total: $87,068 (x1000)

List of Other Managers: NONE

      NAME OF      		TITLE OF         	Value 	Shares/Prn           	Invstm  Other  	 Sole
      ISSUER        		CLASS    CUSIP  	x$1000   Amt Sh/Prn	Put/Ca	Dscret Managers	Voting

Altria Group Inc		COM	02209S103	9275	277663	SH		SOLE		277663
American Capital Agency	Corp	COM	02503X105	2790	85816	SH		SOLE		85816
Annaly Capital Management Inc	COM	035710409	16126	957089	SH		SOLE		957089
Apple Inc			COM	037833100	2468	3700	SH		SOLE		3700
Armour Residential REIT Inc	COM	042315101	5959	778429	SH		SOLE		778429
Bristol-Myer Sqb		COM	110122108	5645	167410	SH		SOLE		167410
Centurylink Inc			COM	156700106	472	11695	SH		SOLE		11695
Cott Corp			COM	22163N106	829	104984	SH		SOLE		104984
CSX Corp			COM	126408103	1509	72736	SH		SOLE		72736
CVS Caremark Corp		COM	126650100	1771	36585	SH		SOLE		36585
DTE Energy Co			COM	233331107	3530	58851	SH		SOLE		58851
EI du Pont de Nemours & Co	COM	263534109	477	9487	SH		SOLE		9487
Enterprise Product Partners LP	COM	293792107	1386	25858	SH		SOLE		25858
General Electric		COM	369604103	6195	272541	SH		SOLE		272541
Intel Corp			COM	458140100	436	19252	SH		SOLE		19252
JM Smuckers Corp		COM	832696405	1413	16363	SH		SOLE		16363
Kinder Morgan Energy Prtners LP	COM	494550106	488	5916	SH		SOLE		5916
Lockheed Martin Corp		COM	539830109	561	6005	SH		SOLE		6005
Lorillard Inc			COM	544147101	450	3868	SH		SOLE		3868
MarkWest Energy Partners LP	COM	570759100	1246	22887	SH		SOLE		22887
McDonald's Corp			COM	580135101	483	5263	SH		SOLE		5263
Merck & Co Inc			COM	58933Y105	638	14137	SH		SOLE		14137
Microsoft Corp			COM	594918104	573	19260	SH		SOLE		19260
Pepco Holdings			COM	713291102	2914	154004	SH		SOLE		154004
Phillip Morris International In	COM	718172109	600	6673	SH		SOLE		6673
Plains All American Pipeline LP	COM	726503105	678	7686	SH		SOLE		7686
Reynolds American Inc		COM	761713106	6041	139425	SH		SOLE		139425
Southern Co			COM	842587107	7713	167269	SH		SOLE		167269
Xcel Energy Inc			COM	98389B100	4402	158842	SH		SOLE		158842






